May 1, 2006

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street, NE
Washington, DC 20549

Re:      Lincoln Life & Annuity Variable Annuity Account H
         American Legacy Shareholder's Advantage
         (File Nos. 811-08441; 333-92298)

Ladies and Gentlemen:

On behalf of Lincoln Life & Annuity Company of New York (the "Company") and Lincoln Life & Annuity Variable Annuity Account H (the "Account"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of prospectus and Statement of Additional Information ("SAI") for certain variable annuity contracts offered by the Company through the Account otherwise required to be filed under paragraph
(c) of Rule 497 would not differ from the form of prospectus and SAI contained in the most recent post-effective amendment filed electronically on April 25, 2006. Certain administrative and stylistic changes were made for clarification.

Sincerely,

/s/ Mary Jo Ardington

Mary Jo Ardington
Senior Counsel
The Lincoln National Life Insurance Company